Consolidated Statements Of Changes In Shareholders' Equity And Comprehensive Income (Parenthetical) (USD $)	12 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2011 $0.09 [Member]	Jun. 30, 2012 $0.23 [Member]	Jun. 30, 2011 $0.15 [Member]	Dec. 31, 2011 $0.15 [Member]
Dividend paid, per share	$ 0.09	$ 0.23	$ 0.15	$ 0.15